Other revenues	12 Months Ended
Dec. 31, 2018
Other revenues
8 Other revenues
in	2018	2017	2016
Other revenues (CHF million)
Noncontrolling interests without SEI	(2)	3	4
Loans held-for-sale	(4)	3	(51)
Long-lived assets held-for-sale	39	(18)	437
Equity method investments	228	233	208
Other investments	337	80	0
Other	799	908	758
Other revenues	1,397	1,209	1,356

Bank
Other revenues
8 Other revenues
in	2018	2017	2016
Other revenues (CHF million)
Loans held-for-sale	(4)	3	(51)
Long-lived assets held-for-sale	39	(18)	437
Equity method investments	221	229	205
Other investments	335	81	7
Other	906	1,006	892
Other revenues	1,497	1,301	1,490